Loans and Allowance for Credit Losses, Loans by FICO Score, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	$ 916,559	[1]	$ 862,551	[1]	$ 822,286	$ 798,351	$ 769,631
Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	19,259		21,813
Loans	459,976		447,725		445,196	438,537	424,922
Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	273,869		265,386		258,507	249,912	229,408
Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	53,004		59,717		65,950	75,503	86,041
Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	0		0
Loans	34,039		31,119		26,882	24,651	22,905
Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	0		0
Loans	59,966		55,740		50,808	45,998	43,508
Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	0		0
Loans	39,098		35,763		$ 43,049	$ 42,473	$ 43,060
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	24,893		27,525
600-639	19,908		20,542
640-679	35,403		35,867
680-719	54,515		54,050
720-759	70,581		67,439
760-799	131,149		120,242
800 and greater	67,601		61,561
No FICO available	7,337		6,564
FICO not required	6,977		5,854
Government insured/guaranteed loans	22,353		26,268
Loans, excluding Purchased Credit Impaired Loans	440,717		425,912
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	8,716		11,166
600-639	6,961		7,866
640-679	13,006		13,894
680-719	24,460		24,412
720-759	38,309		35,490
760-799	92,975		82,123
800 and greater	44,452		39,219
No FICO available	3,447		3,236
FICO not required	0		0
Government insured/guaranteed loans	22,353		26,268
Loans, excluding Purchased Credit Impaired Loans	254,679		243,674
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	3,025		4,001
600-639	2,367		2,794
640-679	4,613		5,324
680-719	7,863		8,970
720-759	10,966		12,171
760-799	16,369		17,897
800 and greater	6,895		7,581
No FICO available	837		878
FICO not required	0		0
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	52,935		59,616
Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	2,927		2,639
600-639	2,875		2,588
640-679	5,354		4,931
680-719	6,857		6,285
720-759	7,017		6,407
760-799	5,693		5,234
800 and greater	3,090		2,758
No FICO available	226		277
FICO not required	0		0
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	34,039		31,119
Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	9,260		8,825
600-639	6,619		6,236
640-679	10,014		9,352
680-719	10,947		9,994
720-759	8,279		7,475
760-799	7,761		7,315
800 and greater	6,654		6,184
No FICO available	432		359
FICO not required	0		0
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	59,966		55,740
Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	965		894
600-639	1,086		1,058
640-679	2,416		2,366
680-719	4,388		4,389
720-759	6,010		5,896
760-799	8,351		7,673
800 and greater	6,510		5,819
No FICO available	2,395		1,814
FICO not required	6,977		5,854
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	39,098		35,763
PCI Loans Carrying Value [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	19,971		23,320
PCI Loans Carrying Value [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	19,259		21,813					$ 40,100
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	19,190		21,712
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	69		101
PCI Loans Carrying Value [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	$ 0		$ 0

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.